Regulatory Matters Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements Under Banking Regulations
The following table presents the risk-based and leverage capital amounts and ratios at December 31, 2012 and 2011 for the Company and the Bank:

	Actual			For Capital Adequacy Purposes				To Be Well-Capitalized Under Prompt Corrective Action Provisions
(dollars in thousands)	Amount	Ratio		Amount		Ratio		Amount		Ratio
Company as of December 31, 2012
Risk-based capital ratios:
Total capital	$264,944	15.22%	≥	$139,227	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	243,147	13.97	≥	69,614	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	243,147	9.61	≥	101,172	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2012
Risk-based capital ratios:
Total capital	$253,852	14.59%	≥	$139,160	≥	8.0%	≥	$173,950	≥	10.0%
Tier 1 capital	232,065	13.34	≥	69,580	≥	4.0	≥	104,370	≥	6.0
Leverage ratio	232,065	9.18	≥	101,167	≥	4.0	≥	126,459	≥	5.0
Company as of December 31, 2011
Risk-based capital ratios:
Total capital	$260,405	15.36%	≥	$135,637	≥	8.0%	≥	N/A	≥	N/A
Tier 1 capital	239,206	14.11	≥	67,818	≥	4.0	≥	N/A	≥	N/A
Leverage ratio	239,206	9.99	≥	95,797	≥	4.0	≥	N/A	≥	N/A
Bank as of December 31, 2011
Risk-based capital ratios:
Total capital	$238,919	14.12%	≥	$135,358	≥	8.0%	≥	$169,197	≥	10.0%
Tier 1 capital	217,764	12.87	≥	67,679	≥	4.0	≥	101,518	≥	6.0
Leverage ratio	217,764	9.10	≥	95,747	≥	4.0	≥	119,684	≥	5.0